Employee Benefit Plans - Summary of Stock-Based Compensation Cost (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total compensation cost recognized for stock-based compensation plans	$ 46,803	$ 1,500	$ 132,542	$ 4,949
Stock options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total compensation cost recognized for stock-based compensation plans	1,665	1,500	6,734	4,949	$ 7,100	$ 3,300
RSUs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total compensation cost recognized for stock-based compensation plans	17,396	0	45,725	0
PRSUs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total compensation cost recognized for stock-based compensation plans	27,675	0	80,016	0
ESPP
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total compensation cost recognized for stock-based compensation plans	$ 67	$ 0	$ 67	$ 0